UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23561

Delaware Wilshire Private Markets Fund
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end:  March 31, 2021

Date of reporting period:  March 31, 2021

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

DELAWARE WILSHIRE PRIVATE MARKETS FUND

FINANCIAL STATEMENTS

MARCH 31, 2021

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund N-PORT is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended March 31st, will be available (i) without charge, upon request, by calling 1-855-520-7711; and (ii) on the SEC’s website at http:// www.sec.gov.

Delaware Wilshire Private Markets Fund

Shareholders’ Letter
March 31, 2021 (Unaudited)

Market Commentary
The U.S. stock market, represented by the Wilshire 5000 Total Market Index℠, was up 14.6% for the fourth quarter of 2020. Although Coronavirus infections accelerated and many cities reimposed restrictions, both consumer and business surveys moderated at encouraging levels. Equity markets outside of the U.S. also enjoyed a strong quarter, with emerging markets outperforming all developed markets. Credit spreads continued to tighten during the quarter, boosting investment grade and high yield returns.
In the first quarter of 2021 the U.S. stock market, represented by the Wilshire 5000 Total Market Index℠, was up 6.5%. All eleven sectors were in positive territory with Energy (+31.7%) and Financials (+16.7%) representing the best performing sectors. The main laggard this quarter – Technology (+1.4%) – is also the largest U.S. sector at 25% of the Index. Equity markets outside of the U.S. also enjoyed a strong quarter, with emerging markets trailing developed markets. The U.S. Treasury yield curve was up significantly across most maturities during the first quarter, with the long end approaching pre-COVID levels.
Within the Fund
Inception (November 18, 2020) to date, the Delaware Wilshire Private Markets Fund returned 4.74%  through March 31, 2021. Performance has largely been driven by later-stage investments being mostly committed and out of the J-curve.  Several investments were also able to take advantage and benefit from the COVID market dislocation.
The Wilshire Private Markets Master Fund has made five investments since launch.
Basalt Infrastructure Partners II, a secondary investment that closed in November 2020, was purchased at a discount to June 30, 2020 NAV and comprises what we believe is an attractive portfolio of mid-market value-add infrastructure assets that have been and remain, in our opinion, resilient through the COVID crisis. The Basalt portfolio is through its J-curve and entering the cash yielding stage, potentially offering diversified value drivers with limited downside risk expected from any individual asset.
HIG Bayside Loan Opportunity Fund VI, a primary investment that closed in December 2020, is a high conviction distressed debt strategy that focuses on middle market opportunities. The fund has no J-curve and is significantly invested already with 27 investments at an average price of 80%.  The entire portfolio was created from April 2020 onward, taking full advantage of the COVID dislocation without legacy distractions.
Linden Structured Capital Fund, a primary investment that closed in December 2020, is a structured equity strategy on one of the premier healthcare-focused private equity platforms in the U.S. The fund has no J-curve and is significantly invested already with six investments.
Buhuo Fund I, which launched in March 2021, is a primary commitment with a Chinese venture capital firm that focuses on investments within the supply chain industry. The Chinese venture capital market, in general, has generated attractive returns over recent years, with favorable market dynamics relative to the U.S. Furthermore, Buhuo Fund I is already over 90% committed to seven high quality companies, many of which are expected to raise additional capital in the next twelve months.  In fact, one of the value drivers in the portfolio has already closed a new financing round as of early March 2021. Overall, we believe the visibility into the portfolio and expected financing rounds should limit the J-curve and start producing attractive fund-level returns in a short amount of time.
MidOcean Absolute Return Credit Fund (“MARC”) also launched in March 2021. MARC, which the Fund will periodically allocate to for short-term cash management purposes, utilizes a fundamental, bottom-up investment strategy to generate stable, absolute returns from a well-diversified, hedged portfolio of liquid U.S. corporate credit investments.  MidOcean seeks to capture those returns from two primary sources: above-market yield opportunities resulting from overlooked, short duration callable bonds, as well as opportunistic or relative-value trades that are intended to generate price gains from convergence over time. The high yield corporate credit market is comprised of multiple different participants, a large percentage of which are passive. In our experience, this crowded, yet segmented, market structure often results in price movements that diverge from the underlying value of the security according to corporate fundamentals, particularly during periods of market stress. Given the uncertainty around the longer-term economic impacts of COVID-19, particularly as it relates to corporate debt issuance, liquidity, and interest rates, elevated levels of volatility could potentially create profit opportunities for relative-value credit strategies, such as MARC.
We are excited about the initial assets in the portfolio and believe the investments are well-positioned going forward.
The Wilshire 5000 Total Market IndexSM is widely accepted as the definitive benchmark for the U.S. equity market, and measures performance of all U.S. equity securities with readily available price data.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.

Delaware Wilshire Private Markets Fund

Shareholders’ Letter
March 31, 2021 (Unaudited)
Comparison of Change in the Value of a $25,000 Investment in the Delaware Wilshire Private Markets Fund versus the Wilshire 5000 Total Market IndexSM.
Cumulative Return since Inception*
Delaware Wilshire Private Markets Fund	4.74%
Wilshire 5000 Total Market IndexSM	13.45%

*For financial reporting purposes, the Auction Fund commenced operations on October 28, 2020. For performance calculation purposes, the Auction Fund’s inception date is November 18, 2020.
The performance data quoted herein represents past performance and the return and value of an investment in the Auction Fund will fluctuate so that, when redeemed, may be worth less than its original cost.
The Auction Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Auction Fund will meet its stated objectives. The Auction Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Auction Fund distributions or the redemption of Auction Fund shares.
See definition of comparative index on page 1.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.

Delaware Wilshire Private Markets Fund

Schedule of Investments
March 31, 2021

Master Fund — 97.2%

Name	Shares	Fair Value
Delaware Wilshire Private Markets Master Fund, Class Institutional	1,803,413	$20,506,167
Total Master Fund (Cost — $18,100,429)		20,506,167

Short Term Investment — 2.0%

Name	Shares	Fair Value
First American Government Obligations Fund, Class X
0.040**	420,232	420,232
Total Short Term Investment (Cost — $420,232)		420,232

Total Investments — 99.2%
(Cost — $18,520,661)		$20,926,399
Other Assets and		165,096
Liabilities, Net — 0.8%
Net Assets — 100.0%		$21,091,495

**	The rate reported is the 7-day effective yield as of March 31, 2021.

The following is a summary of the inputs used as of March 31, 2021 when valuing the Fund's investments:
Investments in Securities	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Master Fund	$—	$—	$—	20,506,167	20,506,167
Short Term Investment	420,232	—	—	—	420,232
Total Investments in Securities	420,232	—	—	20,506,167	20,926,399

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.

Delaware Wilshire Private Markets Fund
Statement of Assets and Liabilities
March 31, 2021

Assets:
Investments in Master Fund, at Value (Cost $18,100,429)	$20,506,167
Investments, at Value (Cost $420,232)	420,232
Deferred Offering Costs	214,924
Due from Adviser	88,010
Dividend and Interest Receivable	6
Total Assets	21,229,339
Liabilities:
Transfer Agent Fees Payable	62,500
Legal Fees Payable	33,333
Audit Fees Payable	28,000
Trustees Fees Payable	2,763
Due to Administrator	2,548
Other Accrued Expenses	8,700
Total Liabilities	137,844
Net Assets	$21,091,495
Net Assets Consist of:
Paid-in Capital	$18,501,000
Total Distributable Earnings	2,590,495
Net Assets	$21,091,495

Institutional Class Shares:
Net Assets	$21,091,495
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,834,594
Net Asset Value and Offering Price Per Share	$11.50

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.

Delaware Wilshire Private Markets Fund
Statement of Operations
Period Ended March 31, 2021(1)

Net Investment Income (Loss) Allocated from the Master Fund:
Dividend Income	$13,933
Expenses	(348,420)
Net Investment Income (Loss) Allocated from the Master Fund	(348,487)

Investment Income from the Fund:
Dividend Income	12
Total Investment Income from the Fund	12

Fund Expenses:
Administration Fees	12,822
Trustees' Fees	5,526
Organizational Costs	310,392
Offering Costs	118,215
Transfer Agent Fees	62,502
Legal Fees	33,333
Audit Fees	28,000
Printing Fees	5,000
Registration Fees	678
Custodian Fees	250
Insurance and Other Expenses	3,953

Total Fund Expenses	580,671
Less:
Reimbursement of other operating expenses	(764,423)
Net Expenses	(183,752)

Net Investment Income (Loss)	(150,723)
Net Realized Gain on Investments	992
Net Realized Gain Allocated from Master Fund	28,213
Net Unrealized Appreciation on Investments Allocated from Master Fund	2,712,013
Net Realized and Unrealized Gain on Investments	2,741,218
Net Increase in Net Assets Resulting from Operations	$2,590,495

(1)	The Fund commenced operations October 28, 2020.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.

Delaware Wilshire Private Markets Fund
Statement of Changes in Net Assets

Period Ended March 31, 2021(1)
Operations:
Net Investment Income (Loss)*	$(150,723)
Net realized Gain on Investments and Allocated from the Master Fund	29,205
Net Unrealized Appreciation on Investments Allocated from the Master Fund	2,712,013
Net Increase in Net Assets Resulting from Operations	2,590,495
Capital Shares Transactions:
Institutional Class Shares:
Issued	18,501,000
Redeemed	—
Net Share Transactions	18,501,000
Net Increase in Net Assets from Share Transactions	18,501,000
Total Increase in Net Assets	21,091,495
Net Assets:
Beginning of Period	—
End of Period	$21,091,495
Share Transactions:
Institutional Class Shares:
Issued	1,834,594
Redeemed	—
Net Increase in Shares Outstanding from Share Transactions	1,834,594

*	Net Investment Income (Loss) includes amounts allocated from the Master Fund.
(1)	The Fund commenced operations October 28, 2020.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.

Delaware Wilshire Private Markets Fund
Financial Highlights
	Period
	Ended
	March 31, 2021(1)
Institutional Class Shares:
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	(0.11)
Net Realized and Unrealized Gain	1.61
Total from Operations	1.50
Net Asset Value, End of Period	$11.50
Total Return†	15.00%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$21,091
Ratio of Expenses to Average Net Assets‡	2.50	%*
Ratio of Expenses to Average Net Assets (Excluding Waivers)‡	14.13	%*
Ratio of Net Investment Income to Average Net Assets‡	(2.50	)%*

*	Annualized.
†
Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Includes income and expenses allocated from the Master Fund.
(1)	The Fund commenced operations October 28, 2020.
(2)	Per share data calculated using average shares.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.

Delaware Wilshire Private Markets Fund
Notes to Financial Statements
March 31, 2021

1. Organization
Delaware Wilshire Private Markets Fund (the “Auction Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. For financial reporting purposes, the Auction Fund commenced operations on October 28, 2020.  The date the Auction Fund commenced operations for performance calculation purposes may be different from October 28, 2020.
The Auction Fund and the Delaware Wilshire Private Markets Tender Fund (the “Tender Offer Fund”) together are “Feeder Funds”.  As of March 31, 2021, the Tender Offer Fund has not commenced operations.
The Feeder Funds invest substantially all of their assets in the Delaware Wilshire Private Markets Master Fund (the “Master Fund” and together with the Feeder Funds, the “Funds” and each, a “Fund”), a Delaware statutory trust also registered under the 1940 Act as a non-diversified, closed-end management investment company. Each Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, each Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Funds. The investment objective of each Fund is non-fundamental and, therefore, may be changed without the approval of the shareholders of any Fund (together “Shareholders”).  Reference to each Feeder Fund's investments also refer to the Master Fund's investments and references to the risks of investing in the Master Fund also refer to the risks of investing in each Feeder Fund, except as otherwise provided. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Auction Fund’s financial statements.
As of March 31, 2021, the Auction Fund has a 100% ownership interest in the Master Fund.
2. Significant Accounting Policies
The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Auction Fund. The Auction Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Net Asset Value Determination
The Net Asset Value (“NAV”) of the Auction Fund is determined as of the close of business on the last business day of each calendar month, each date the Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board determines (each, a “Determination Date”). In determining NAV, the Auction Fund’s investments are valued as of the relevant Determination Date. The NAV of the Auction Fund will equal, unless otherwise noted, the value of the total assets of the Auction Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.
Investment in the Master Fund
The Auction Fund's investment in the Master Fund is valued at an amount equal to the net asset value of the investment without discount or premium, which approximates fair value. Income, expense and net realized gain (losses) of the Master Fund, are allocated each month to the Auction Fund based on its pro-rata ownership of the Master Fund. The more relevant disclosure regarding fair value measurements impacting the Auction Fund is related to the Master Fund's investment portfolio. Such disclosure can be found in the Notes to the Master Fund's attached financial statements.
Valuation of Investments
Under the 1940 Act, the Master Fund is required to carry its investments at market value or, if there is no readily available market value, at fair value as determined by the Fair Value Pricing Committee, in accordance with the Master Fund’s valuation procedures, which have been approved by the Board. There is not a public market or active secondary market for many of the securities in which the Master Fund intends to invest. Rather, many of the Master Fund’s investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Master Fund will value these securities at fair value as determined in good faith by the Fair Value Pricing Committee in accordance with the valuation procedures that have been approved by the Board.
Because each Feeder Fund invests all or substantially all of its assets in the Master Fund, the value of the assets of each Feeder Fund depends on the value of its pro rata interest in the Master Fund investments. Wilshire Associates Incorporated (the “Sub-Adviser”) oversees the valuation of each Fund’s investments on behalf of each Fund. The Board has approved valuation procedures for each Fund, which are in substance identical (the “Valuation Procedures”).

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

Delaware Wilshire Private Markets Fund
Notes to Financial Statements
March 31, 2021

The Sub-Adviser will invest the Master Fund's assets primarily in a diverse portfolio of investments, including interests in private markets funds acquired in primary offerings (“Primary Fund Investments”), interests in private markets funds acquired in secondary transactions (“Secondary Fund Investments”, and together with Primary Fund Investments, the “Private Markets Investment Funds”), and direct co-investments (“Direct Co-Investments,” and together with the Private Markets Investment Funds, “Portfolio Investments”).
The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. The Master Fund calculates its NAV as of the close of business on the last business day of each calendar month, each date that Shares are sold or repurchased, as of the date of any distribution and at such other times as the Board shall determine. The fair value of such investments as of each Determination Date, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the relevant Determination Date.
A meaningful input in the Master Fund's Valuation Procedures will be the valuations provided by the private markets investment fund managers. Specifically, the value of the Master Fund's investment in private markets investment funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Sub-Adviser by the private markets investment fund in accordance with the private markets investment fund's own valuation policies. Generally, private markets investment fund managers value investments of their private markets investment funds at their market price if market quotations are readily available. In the absence of observable market prices, private markets investment fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private markets investment fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Auction Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;
Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and
Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
Investments in money market funds are valued at the money market fund’s net asset value.
For the period ended March 31, 2021, there were no changes to the Fund's fair value methodologies.
Security Transactions and Investment Income
Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.
Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.
Organizational and Offering Costs
Offering costs will be amortized on a straight line basis over the first twelve months of the Auction Fund's operations. As of March 31, 2021, the Auction Fund has $214,924 of offering costs remaining to be amortized. These costs were paid by the Fund and are subject to recoupment in accordance with the Expense Limitation and Reimbursement Agreement. Offering costs consist primarily of legal fees in connection with the preparation of the initial registration statement and related filings.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

Delaware Wilshire Private Markets Fund
Notes to Financial Statements
March 31, 2021

As of March 31, 2021, the Auction Fund's organizational costs were $310,392. The Auction Fund's organizational costs were paid by the Fund and reimbursed by the Advisor in accordance with the Expense Limitation and Reimbursement Agreement.
Expenses
Each Feeder Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds. Each Feeder Fund bears certain ongoing offering costs associated with the Fund’s continuous offering of Shares.
Income Taxes
Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.
Cash and Cash Equivalents
Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.
3. Agreements
Investment Advisory Agreement
Delaware Management Company, a series of Macquarie Investment Management Business Trust (the “Adviser”) serves as investment adviser of each Fund.
In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at the annual rate of 1.25% of the Master Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date. Through its investment in the Master Fund, each Feeder Fund bears a proportionate share of the investment management fee paid by the Master Fund to the Adviser in consideration of the advisory and other services provided by the Adviser to the Master Fund. The Management Fee is paid to the Adviser out of the Master Fund’s assets and, therefore, decreases the net profits or increases the net losses of each Feeder Fund. The Adviser does not charge a Management Fee to the Feeder Funds.
Each Feeder Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the Private Markets Investment Funds. Each Feeder Fund bears certain ongoing offering costs associated with the Fund's continuous offering of Shares. Each Feeder Fund, by investing in the Private Markets Investment Funds through the Master Fund, indirectly bears its pro rata share of the expenses incurred in the business of the Private Markets Investment Funds. The Private Markets Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation, subject to a preferred return and a clawback.  A carried interest allocation is a share of a Private Markets Investment Fund's returns paid to its manager.  A preferred return is a minimum rate of return that a Private Markets Investment Fund manager must achieve before it is entitled to a carried interest allocation.  A clawback is a mechanism by which a carried interest allocation previously paid to a Private Markets Investment Fund manager may be returned to the Private Markets Investment Fund.
The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep the Fund Operating Expenses incurred by the Auction Fund from exceeding 2.50% of the Auction Fund’s average daily net assets until the date that is one-year from the date of the Auction Fund’s commencement of operations (the “Initial Term End Date”). “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Auction Fund, either directly or indirectly through its investment in the Master Fund, provided that the following expenses (“Excluded Expenses”) are excluded from the definition of Fund Operating Expenses.
The following expenses are excluded from the definition of Fund Operating Expenses:
The Auction Fund’s proportional share of any acquired fund fees and expenses incurred by the Master Fund, short sale dividend and interest expenses, and any other interest expenses, incurred by the Master Fund in connection with its investment activities, fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund, taxes paid by the Master Fund, certain insurance costs incurred by the Master Fund, transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Master Fund’s Portfolio Investments (as defined in the Fund’s registration
See attached financial statements of Delaware Wilshire Private Markets Master Fund.

Delaware Wilshire Private Markets Fund
Notes to Financial Statements
March 31, 2021

statement) and other investments, non-routine expenses or costs incurred by the Master Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations, and other expenditures which are capitalized in accordance with generally accepted accounting principles.
Excluded Expenses also consist of any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), Nasdaq Private Market expenses, any acquired fund fees and expenses, short sale dividend and interest expenses, and any other interest expenses incurred by the Auction Fund in connection with its investment activities, fees and expenses incurred in connection with a credit facility, if any, obtained by the Auction Fund, taxes, certain insurance costs, transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Auction Fund’s portfolio investments and other investments, non-routine expenses or costs incurred by the Auction Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations and other expenditures which are capitalized in accordance with generally accepted accounting principles.
In addition, the Adviser may receive from the Auction Fund the difference between the Fund Operating Expenses (not including Excluded Expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including Excluded Expenses) are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. This agreement will continue in effect from year to year for successive one-year periods after the Initial Term End Date and may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Auction Fund, effective as of the close of business on the Initial Term End Date or the last day of the then-current one-year period.
The Sub-Adviser has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser and will be responsible for the day-to-day management of each Fund’s assets. The Sub-Adviser will provide ongoing research, recommendations, and portfolio management regarding each Fund’s investment portfolio.
In consideration of its sub-advisory services, the Adviser pays the Sub-Adviser 40% of the advisory fee paid to the Adviser by the Master Fund. After the initial two-year term, the Sub-Advisory Agreement may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of a Fund, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees who are not parties thereto or interested persons of any such party, cast at a meeting called for the purpose of voting on such approval.
The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Sub-Advisory Agreement, and is terminable without penalty on 60 days’ notice by the Adviser or by the Sub-Adviser.
Administrator, Custodian and Transfer Agent
SEI Investments Global Funds Services (the “Administrator”) serves as the Auction Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Auction Fund’s assets under management, subject to a minimum annual fee.
US Bank (the “Custodian”) serves as the Auction Fund’s Custodian pursuant to a custody agreement.
DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as the Auction Fund’s Transfer Agent pursuant to a transfer agency agreement.
Effective March 24, 2021, SEI Investments Distribution Co. (the “Distributor”) acts as the Distributor of the Auction Fund. Prior to such date, Foreside Financial Services, LLC acted as the private placement agent of the Auction Fund.
4. Purchase, Exchange and Repurchase of Shares
Only Shares of the Auction Fund are available for purchase by prospective investors.  During the first 12-18 months of the Auction Fund’s operations, investors (i) will be able to purchase Auction Fund Shares monthly directly from the Auction Fund at their NAV calculated as of the last business day of each month,  and (ii) will not be able to sell their Auction Fund Shares. Beginning approximately 12-18 months following the date the Auction Fund commences operations, the Auction Fund may accept initial and additional purchases of Shares through an auction conducted via The Nasdaq Private Market, LLC and its registered broker dealer and alternative trading system subsidiary, NPM Securities, LLC (together, “Nasdaq Private Market”).  Any purchase orders received by the Auction Fund in Good Order (as defined below) that are not filled in the auction process will be purchased from the Auction Fund at NAV.
Beginning approximately 12-18 months following the date the Auction Fund commences operations, Auction Fund Shareholders may attempt to sell their Auction Fund Shares by participating in the monthly Nasdaq Private Market auction process.  Beginning approximately 12-18 months following the closing date of the initial monthly auction, Auction Fund Shareholders may participate in a process to (a) exchange their Auction Fund Shares for Tender Offer Fund Shares (an “Exchange”) and (b) tender their Tender Offer Fund Shares to the Tender Offer Fund in connection with an annual repurchase offer, if the tender offer is approved by the Board of Trustees of the Funds (the “Board”).  The Adviser and Sub-Adviser may recommend that the Board approve repurchases of Tender Offer Fund Shares more frequently than annually.  Further, the Adviser and Sub-Adviser currently expect that, generally, they will recommend to the Board that each annual repurchase offer should apply to no more than 5% of the net assets of the Master Fund,

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

Delaware Wilshire Private Markets Fund
Notes to Financial Statements
March 31, 2021

although the Adviser and Sub-Adviser may recommend that a greater amount be repurchased at their discretion.
Depending on investor demand and certain other factors, Auction Fund Shares may only be available for purchase or sale at their NAV or at a discount to their NAV during any particular monthly auction.
5. Indemnifications
In the normal course of business the Auction Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Auction Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Auction Fund. The Auction Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund’s. Based on experience, the Adviser is of the view that the risk of loss to the Auction Fund in connection with the Auction Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Auction Fund.
6. Federal Income Taxes
It is the Auction Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Auction Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Auction Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Auction Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Auction Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Auction Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Auction Fund has adopted September 30 as its tax year end.

If the Auction Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Auction Fund were ineligible to or otherwise were not to cure such failure, the Auction Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Auction Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Auction Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”(“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2021 for federal income tax purposes or in, the Auction Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future.  The Tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences primarily from partnership investments.  These amounts will be finalized before filing the Auction Fund’s federal income tax return.
At March 31, 2021, gross unrealized appreciation and depreciation of investments and short-term investments, based on cost for federal income tax purposes were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$18,520,661	$2,405,738	$—	$2,405,738

7. Risks
General Economic and Market Risk. Through its portfolio investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

Delaware Wilshire Private Markets Fund
Notes to Financial Statements
March 31, 2021

Auction Risk. There can be no guarantee that the Nasdaq Private Market (NPM) auction process will function as intended or that there will be sufficient investor demand to support regular monthly auctions. Even if the NPM auction process is operationally functional, Shareholders may be unable to sell their Auction Fund Shares at the price they desire or at any price at all. It is likely that Auction Fund Shares sold at auction will receive a price that is less than the Auction Fund’s most recently calculated NAV, and depending on buy side interest in a particular auction, the price could be substantially below NAV.
Non-Diversification Risk. The private markets investment funds in which the Master Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the private markets investment funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the Master Fund, and accordingly the Auction Fund, may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.
Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. Certain private markets investment funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent private markets investment funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the private markets investment funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.
Timing of Investment Risk. The Master Fund’s portfolio investments may consist of primary fund investments and secondary fund investments. Returns on primary fund investments may take longer to realize than returns on secondary fund investments. The Master Fund also may be able to purchase secondary fund investments at a discount, whereas investments in primary fund investments generally are not available at a discount.
Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in primary fund investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in secondary fund investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling portfolio investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in portfolio investments.
New Fund Risk. Because the Auction Fund is new, investors in the Auction Fund bear the risk that the Auction Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Auction Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
Epidemic Risk. In late 2019 and early 2020, a novel coronavirus (“COVID-19”), declared a pandemic by the World Health Organization, emerged in China and spread rapidly across the world. This ongoing spread of COVID-19 has led, and for an unknown period of time will continue to lead, to disruptions in local, regional, national and global markets and economies.
Quarantines and travel restrictions have disrupted supply chains and adversely impacted many industries, including but not limited to retail, transportation, hospitality, energy and entertainment. These developments may adversely impact certain companies in which the Master Fund may invest and the value of the Master Fund’s investments therein. In addition, although not expected, disruptions to the operations of the Adviser, Sub-Adviser or the Master Fund’s service providers, (including through quarantine measures and travel restrictions imposed on personnel located in affected locations, or any related health issues of such personnel) could nonetheless occur. Any of the foregoing events could materially and adversely affect the Adviser’s and the Sub-Adviser’s ability to source, manage and divest investments on behalf of the Master Fund and pursue the Master Fund’s investment objective and strategies. The duration and effects of the COVID-19 pandemic cannot be determined at this time and may be present for an extended period of time.
A full listing of risks associated with investing in the Auction Fund is included in the Auction Fund’s prospectus and the statement of additional information.
Because the Auction Fund has substantially all of it's capital invested in the Master fund, it is subject to the same risks as the Master Fund. Refer to Note 8 in the Master Fund's financial statements.
8. Concentration of Shareholders:
At March 31, 2021, 99.99% of Institutional Class Shares total shares outstanding were held by one record shareholder, owning 10% or greater of the aggregate total shares outstanding.
In the normal course of business, the Auction Fund enters into contracts that provide general indemnifications. The Auction Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

Delaware Wilshire Private Markets Fund
Notes to Financial Statements
March 31, 2021
9. Subsequent Events
The Auction Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2021.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Delaware Wilshire Private Markets Fund and Shareholders of Delaware Wilshire Private Markets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Wilshire Private Markets Fund (the "Fund") as of March 31, 2021, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 28, 2020 (commencement of operations) through March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, and the results of its operations, changes in its net assets, and the financial highlights for the period October 28, 2020 (commencement of operations) through March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and transfer agent. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 27, 2021
We have served as the auditor of one or more investment companies in Macquarie Investment Management Business Trust since 2010.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA  19103-7045
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Delaware Wilshire Private Markets Fund
Trustees and Officers of the Funds
March 31, 2021 (Unaudited)

Trustees and Officers of the Funds. Set forth below are the names, years of birth, position with the Funds and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee or officer of the Funds. There is no stated term of office for the Trustees and officers of the Funds. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Funds; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee or officer is, as applicable, Delaware Wilshire Private Markets Fund or Delaware Wilshire Private Markets Tender Fund, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INTERESTED TRUSTEES
William M. Doran (Born: 1940)	Chairman of Board of Trustees (since 2020)[1]
Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Funds, SEI Investments, SIMC, the Administrator and SEI Investments Distribution Co. Secretary of SEI Investments since 1978.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments-Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments - Unit Trust Management (UK) Limited and SEI Investments Co. Director of SEI Investments Distribution Co.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

INDEPENDENT TRUSTEES
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2020)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
Current Directorships: Trustee of City National Rochdale Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust and Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Thomas P. Lemke (Born: 1954)	Trustee (since 2020)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, JP Morgan Active Exchange-Traded Funds (33 Portfolios) and Symmetry Panoramic Trust (8 Portfolios). Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

1
Mr. Doran may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of a material business or professional relationship with the principal executive officer of the Funds.

Delaware Wilshire Private Markets Fund
Trustees and Officers of the Funds
March 31, 2021 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INDEPENDENT TRUSTEES (continued)
Jay C. Nadel (Born: 1958)	Trustee (since 2020)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust and Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Randall S. Yanker (Born: 1960)	Trustee (since 2020)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust. Independent Non-Executive Director of HFA Holdings Limited and Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

OFFICERS
Michael Beattie (Born: 1965)	President (since 2020)	Director of Client Service, SEI Investments Company, since 2004.	None.
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2020)
Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.
None.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2020)	Fund Accounting Manager, SEI Investments, since 2000.	None.

Delaware Wilshire Private Markets Fund
Trustees and Officers of the Funds
March 31, 2021 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
OFFICERS (continued)
Russell Emery (Born: 1962)	Chief Compliance Officer (since 2020)
Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, the Funds, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.
None.
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.	None.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2020)
Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
None.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.	None.
Robert Morrow (Born: 1968)	Vice President (since 2020)	Account Manager, SEI Investments, since 2007.	None.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.	None.
Bridget E. Sudall (Born: 1980)	Privacy Officer (since 2020) Anti-Money Laundering Officer (since 2020)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.	None.

Delaware Wilshire Private Markets Fund
Disclosure of Fund Expenses
March 31, 2021 (Unaudited)

As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and acquired fund fees. It is important for you to understand the impact of these costs on your investment returns.
The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 28, 2020 to March 31, 2021) (unless otherwise noted below).
The table below illustrates your Fund’s costs in two ways:
Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning	Ending
	Account	Account	Annualized
	Value	Value	Expense	Expenses Paid
	10/28/20	3/31/21	Ratios	During Period
Delaware Wilshire Private Markets Fund
Actual Fund Return	$1,000	$1,150.00	2.50%	$11.43	*
Hypothetical 5% Return	$1,000	$1,012.45	2.50%	$12.56	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 155/365 (to reflect the period since inception to period end).
**	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

Delaware Wilshire Private Markets Fund
Board Consideration in Approving the Advisory Agreement
March 31, 2021 (Unaudited)
Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund (each, a “Trust” and together, the “Trusts”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
A Board meeting was held via videoconference on March 19, 2020 to decide whether to approve the Agreements for initial two-year terms (the “March Meeting”). The March Meeting was held via videoconference in reliance on relief provided in an order issued by the Securities and Exchange Commission on March 13, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the March Meeting, the Trustees requested that Delaware Management Company, a series of Macquarie Investment Management Business Trust (the “Adviser”) and Wilshire Advisors LLC (the “Sub-Adviser”) furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the March Meeting, to help them decide whether to approve the Agreements for initial two-year terms.
Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fee to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objective and strategy; and (x) the Adviser’s rationale for recommending the Sub-Adviser.
Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the March Meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.
At the March Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.
Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Adviser
In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Funds. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser and the Sub-Adviser to the Funds.
The Trustees also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser such as monitoring adherence to the Funds’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser would be satisfactory.

Delaware Wilshire Private Markets Fund
Board Consideration in Approving the Advisory Agreement
March 31, 2021 (Unaudited)

Costs of Advisory Services
In considering the advisory fee payable by the Funds to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Trustees also considered that the Adviser, not the Funds, would pay the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to enter into an expense limitation and fee waiver arrangement with the Funds.
Investment Performance, Profitability and Economies of Scale
Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreements.
Approval of the Agreements
Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

DELAWARE WILSHIRE PRIVATE MARKETS MASTER FUND

FINANCIAL STATEMENTS

MARCH 31, 2021

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund N-PORT is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended March 31st, will be available (i) without charge, upon request, by calling 1-855-520-7711; and (ii) on the SEC’s website at http:// www.sec.gov.

Delaware Wilshire Private Markets Master Fund

Shareholders’ Letter
March 31, 2021 (Unaudited)

Market Commentary
The U.S. stock market, represented by the Wilshire 5000 Total Market Index℠, was up 14.6% for the fourth quarter of 2020. Although Coronavirus infections accelerated and many cities reimposed restrictions, both consumer and business surveys moderated at encouraging levels. Equity markets outside of the U.S. also enjoyed a strong quarter, with emerging markets outperforming all developed markets. Credit spreads continued to tighten during the quarter, boosting investment grade and high yield returns.

In the first quarter of 2021 the U.S. stock market, represented by the Wilshire 5000 Total Market Index℠, was up 6.5%. All eleven sectors were in positive territory with Energy (+31.7%) and Financials (+16.7%) representing the best performing sectors. The main laggard this quarter – Technology (+1.4%) – is also the largest U.S. sector at 25% of the Index. Equity markets outside of the U.S. also enjoyed a strong quarter, with emerging markets trailing developed markets. The U.S. Treasury yield curve was up significantly across most maturities during the first quarter, with the long end approaching pre-COVID levels.

Within the Fund

Inception (November 18, 2020) to date, the Delaware Wilshire Private Markets Master Fund returned 3.22% through March 31, 2021. Performance has largely been driven by later-stage investments being mostly committed and out of the J-curve.  Several investments were also able to take advantage and benefit from the COVID market dislocation.

The Fund has made five investments since launch.

Basalt Infrastructure Partners II, a secondary investment that closed in November 2020, was purchased at a discount to June 30, 2020 NAV and comprises what we believe is an attractive portfolio of mid-market value-add infrastructure assets that have been and remain, in our opinion, resilient through the COVID crisis. The Basalt portfolio is through its J-curve and entering the cash yielding stage, potentially offering diversified value drivers with limited downside risk expected from any individual asset.

HIG Bayside Loan Opportunity Fund VI, a primary investment that closed in December 2020, is a high conviction distressed debt strategy that focuses on middle market opportunities. The fund has no J-curve and is significantly invested already with 27 investments at an average price of 80%.  The entire portfolio was created from April 2020 onward, taking full advantage of the COVID dislocation without legacy distractions.

Linden Structured Capital Fund, a primary investment that closed in December 2020, is a structured equity strategy on one of the premier healthcare-focused private equity platforms in the U.S. The fund has no J-curve and is significantly invested already with six investments.

Buhuo Fund I, which launched in March 2021, is a primary commitment with a Chinese venture capital firm that focuses on investments within the supply chain industry. The Chinese venture capital market, in general, has generated attractive returns over recent years, with favorable market dynamics relative to the U.S. Furthermore, Buhuo Fund I is already over 90% committed to seven high quality companies, many of which are expected to raise additional capital in the next twelve months.  In fact, one of the value drivers in the portfolio has already closed a new financing round as of early March 2021. Overall, we believe the visibility into the portfolio and expected financing rounds should limit the J-curve and start producing attractive fund-level returns in a short amount of time.

MidOcean Absolute Return Credit Fund (“MARC”) also launched in March 2021. MARC, which the Fund will periodically allocate to for short-term cash management purposes, utilizes a fundamental, bottom-up investment strategy to generate stable, absolute returns from a well-diversified, hedged portfolio of liquid U.S. corporate credit investments.  MidOcean seeks to capture those returns from two primary sources: above-market yield opportunities resulting from overlooked, short duration callable bonds, as well as opportunistic or relative-value trades that are intended to generate price gains from convergence over time. The high yield corporate credit market is comprised of multiple different participants, a large percentage of which are passive. In our experience, this crowded, yet segmented, market structure often results in price movements that diverge from the underlying value of the security according to corporate fundamentals, particularly during periods of market stress. Given the uncertainty around the longer-term economic impacts of COVID-19, particularly as it relates to corporate debt issuance, liquidity, and interest rates, elevated levels of volatility could potentially create profit opportunities for relative-value credit strategies, such as MARC.

We are excited about the initial assets in the portfolio and believe the investments are well-positioned going forward.

The Wilshire 5000 Total Market IndexSM is widely accepted as the definitive benchmark for the U.S. equity market, and measures performance of all U.S. equity securities with readily available price data.

The accompanying notes are an integral part of the financial statements and attached financial statements.
1

Delaware Wilshire Private Markets Master Fund

Shareholders’ Letter
March 31, 2021 (Unaudited)
Comparison of Change in the Value of a $25,000 Investment in the Delaware Wilshire Private Markets Master Fund versus the Wilshire 5000 Total Market IndexSM.

Cumulative Return since Inception*
Delaware Wilshire Private Markets Master Fund	3.22%
Wilshire 5000 Total Market IndexSM	13.45%

* For financial reporting purposes, the Master Fund commenced operations on October 28, 2020. For performance calculation purposes, the Master Fund’s inception date is November 18, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Master Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Master Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Master Fund will meet its stated objectives. The Master Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Master Fund distributions or the redemption of Master Fund shares.

See definition of comparative index on page 1.

The accompanying notes are an integral part of the financial statements and attached financial statements.

2

Delaware Wilshire Private Markets Master Fund

Schedule of Investments
March 31, 2021

Primary Private Fund Investments – 55.0%

Name	Initial Acquisition Date	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Buhuovc LP	3/8/2021	Asia-Pacific	Venture Capital	$6,500,000	$2,850,715	(A)	$5,503,353
H.I.G. Bayside Loan Opportunity Feeder Fund VI	12/8/2020	North America	Distressed Debt	4,000,000	4,000,000	(A)	49,761
Linden Structured Capital Fund LP	12/18/2020	North America	Buyout	6,500,000	2,438,321	(A)	4,612,943
Midocean Absolute Return Credit Fund LP	2/25/2021	North America	Corporate Credit	1,100,000	—	(A)	1,108,585
Total Primary Private Fund Investments (Cost — $8,881,355)							11,274,642

Secondary Private Fund Investment – 30.1%

Name	Initial Acquisition Date	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Basalt Infrastructure Partners II, L.P.	11/17/2020	UK, Europe and US	Infrastructure	6,000,000	363,983	(A)	6,173,883
Total Secondary Private Fund Investments (Cost — $5,854,167)							6,173,883

Short Term Investment – 32.9%

Name	Geographic Region	Shares	Fair Value
First American Government Obligations Fund, Class X 0.040%**	North America	6,755,086	6,755,086
Total Short Term Investment (Cost — $6,755,086)			6,755,086

Total Investments — 118.0% (Cost — $21,490,608)			$24,203,611

Other Assets and Liabilities, Net — (18.0)%			(3,697,444)
Net Assets — 100.0%			$20,506,167

**	The rate reported is the 7-day effective yield as of March 31, 2021.
(A)	Investment does not issue shares.
L.P. — Limited Partnership

The following is a summary of the inputs used as of March 31, 2021 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Primary Private Fund Investments	$—	$—	$—	$11,274,642	$11,274,642
Secondary Private Fund Investment	—	—	—	6,173,883	6,173,883
Short Term Investment	6,755,086	—	—	—	6,755,086
Total Investments in Securities	6,755,086	—	—	17,448,525	24,203,611

For the period ended March 31, 2021, there were no transfers in and out of Level 3.
For information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements and attached financial statements.

3

Delaware Wilshire Private Markets Master Fund

Statement of Assets and Liabilities
March 31, 2021

Assets:
Investments, at Value (Cost $21,490,608)	$24,203,611
Deferred Offering Costs	109,245
Dividend and Interest Receivable	205
Total Assets	24,313,061
Liabilities:
Payable for Investment Securities Purchased	3,649,285
Due to Adviser	19,632
Chief Compliance Officer Fees Payable	6,000
Due to Administrator	4,247
Trustees Fees Payable	2,763
Other Accrued Expenses	124,967
Total Liabilities	3,806,894
Net Assets	$20,506,167
Net Assets Consist of:
Paid-in Capital	$18,099,438
Total Distributable Earnings	2,406,729
Net Assets	$20,506,167

Institutional Class Shares:
Net Assets	$20,506,167
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,803,413
Net Asset Value and Offering Price Per Share	$11.37

The accompanying notes are an integral part of the financial statements and attached financial statements.

4

Delaware Wilshire Private Markets Master Fund

Statement of Operations
Period Ended March 31, 2021(1)

Investment Income:
Dividend Income	$13,933
Total Investment Income	13,933

Expenses:
Investment Advisory Fees	80,114
Administration Fees	21,370
Chief Compliance Officer Fees	6,000
Trustees' Fees	5,526
Audit Fees	84,000
Offering Costs	64,354
Legal Fees	41,667
Printing Fees	16,330
Transfer Agent Fees	12,296
Custodian Fees	11,231
Pricing Fees	618
Registration Fees	616
Insurance and Other Expenses	4,298

Total Expenses	348,420
Net Expenses	348,420

Net Investment Loss	(334,487)
Net Realized Gain on Investments	28,213
Net Unrealized Appreciation on Investments	2,713,003
Net Realized and Unrealized Gain on Investments	2,741,216
Net Increase in Net Assets Resulting from Operations	$2,406,729

(1)	The Fund commenced operations October 28, 2020.

The accompanying notes are an integral part of the financial statements and attached financial statements.

5

Delaware Wilshire Private Markets Master Fund
Statement of Changes in Net Assets

Period Ended March 31, 2021(1)
Operations:
Net Investment Loss	$(334,487)
Net Realized Gain on Investments	28,213
Net Unrealized Appreciation on Investments	2,713,003
Net Increase in Net Assets Resulting from Operations	2,406,729
Capital Shares Transactions:
Institutional Class:
Issued	18,501,000
Redeemed	(401,562)
Net Increase in Net Assets from Share Transactions	18,099,438
Total Increase in Net Assets	20,506,167
Net Assets:
Institutional Class:
Beginning of Period	—
End of Period	$20,506,167
Shares Transactions:
Institutional Class:
Issued	1,843,470
Redeemed	(40,057)
Net Increase in Shares Outstanding from Share Transactions	1,803,413

(1)	The Fund commenced operations October 28, 2020.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements.

6

Delaware Wilshire Private Markets Master Fund

Financial Highlights

	Period
	Ended
	March 31, 2021(1)
Institutional Class:
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net Investment Loss(2)	(0.23)
Net Realized and Unrealized Gain	1.60
Total from Operations	1.37
Net Asset Value, End of Period	$11.37
Total Return†	13.70%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$20,506
Ratio of Expenses to Average Net Assets	5.45	%*
Ratio of Expenses to Average Net Assets (Excluding Waivers)	5.45	%*
Ratio of Net Investment Loss to Average Net Assets	(5.23	)%*
Portfilo Turnover Rate	—	%**

*	Annualized.
**	Not Annualized.
†
Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The Fund commenced operations October 28, 2020.
(2)	Per share data calculated using average shares.

The accompanying notes are an integral part of the financial statements and attached financial statements.

7

Delaware Wilshire Private Markets Master Fund
Notes to Financial Statements
March 31, 2021

1. Organization

Delaware Wilshire Private Markets Master Fund is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. For financial reporting purposes, the Master Fund commenced operations on October 28, 2020.  The date the Master Fund commenced operations for performance calculation purposes may be different from October 28, 2020.
Delaware Wilshire Private Markets Fund (the “Auction Fund”) and the Delaware Wilshire Private Markets Tender Fund (the “Tender Offer Fund”) together are “Feeder Funds”. As of March 31, 2021, the Tender Offer Fund has not commenced operations.
The Feeder Funds invest substantially all of their assets in the Delaware Wilshire Private Markets Master Fund (the “Master Fund” and together with the Feeder Funds, the “Funds” and each, a “Fund”), a Delaware statutory trust also registered under the 1940 Act as a non-diversified, closed-end management investment company. Each Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, each Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Funds. The investment objective of each Fund is to provide efficient access to the private markets with the goals of offering long-term capital appreciation and current income.
2. Summary of Significant Accounting Policies
The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Master Fund. The Master Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Net Asset Value Determination
The Net Asset Value (“NAV”) of the Master Fund is determined as of the close of business on the last business day of each calendar month, each date the Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board determines (each, a “Determination Date”). In determining NAV, the Master Fund’s investments are valued as of the relevant Determination Date. The NAV of the Master Fund will equal, unless otherwise noted, the value of the total assets of the Master Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.
Valuation of Investments
Under the 1940 Act, the Master Fund is required to carry its investments at market value or, if there is no readily available market value, at fair value as determined by the Fair Value Pricing Committee, in accordance with the Master Fund’s valuation procedures, which have been approved by the Board. There is not a public market or active secondary market for many of the securities in which the Master Fund intends to invest. Rather, many of the Master Fund’s investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Master Fund will value these securities at fair value as determined in good faith by the Fair Value Pricing Committee in accordance with the valuation procedures that have been approved by the Board.
The Sub-Adviser will invest the Master Fund's assets primarily in a diverse portfolio of investments, including interests in private markets funds acquired in primary offerings (“Primary Fund Investments”), interests in private markets funds acquired in secondary transactions (“Secondary Fund Investments”, and together with Primary Fund Investments, the “Private Markets Investment Funds”), and direct co-investments (“Direct Co-Investments,” and together with the Private Markets Investment Funds, “Portfolio Investments”).
The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. The Master Fund calculates its NAV as of the close of business on the last business day of each calendar month, each date that Shares are sold or repurchased, as of the date of any distribution and at such other times as the Board shall determine. The fair value of such investments as of each Determination Date, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the relevant Determination Date.

8

Delaware Wilshire Private Markets Master Fund
Notes to Financial Statements
March 31, 2021

A meaningful input in the Master Fund's Valuation Procedures will be the valuations provided by the private markets investment fund managers. Specifically, the value of the Master Fund's investment in private markets investment funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to Wilshire Associates Incorporated (the "Sub-Adviser") by the private markets investment fund in accordance with the private markets investment fund's own valuation policies. Generally, private markets investment fund managers value investments of their private markets investment funds at their market price if market quotations are readily available. In the absence of observable market prices, private markets investment fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private markets investment fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Master Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;
Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and
Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
As of March 31, 2021, the Master Fund’s investments were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent) (“ASU 2015-07”). The fair value amount presented in this table is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investments in money market funds are valued at the money market fund’s net asset value.
For the period ended March 31, 2021, there were no changes to the Master Fund's fair value methodologies.
Security Transactions and Investment Income
Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.
Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.
Offering Costs
Offering costs will be amortized on a straight line basis over the first twelve months of the Master Fund's operations. As of March 31, 2021, the Master Fund has $109,245 of offering costs remaining to be amortized. These costs were paid by the Fund and are subject to recoupment in accordance with the Expense Limitation and Reimbursement Agreement. Offering costs consist primarily of legal fees in connection with the preparation of the initial registration statement and related filings.

9

Delaware Wilshire Private Markets Master Fund
Notes to Financial Statements
March 31, 2021

Expenses
The Master Fund, and, therefore, shareholders (together “Shareholders”), bears all expenses incurred in the business on a pro-rata portion of the operating expenses, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds.
Income Taxes
The Master Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.
The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.
Cash and Cash Equivalents
Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.
3. Agreements
Investment Advisory Agreement
Delaware Management Company, a series of Macquarie Investment Management Business Trust (the “Adviser”) serves as investment adviser of each Fund.
In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at the annual rate of 1.25% of the Master Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date.
The Private Markets Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation, subject to a preferred return and a clawback.  A carried interest allocation is a share of a Private Markets Investment Fund's returns paid to its manager.  A preferred return is a minimum rate of return that a Private Markets Investment Fund manager must achieve before it is entitled to a carried interest allocation.  A clawback is a mechanism by which a carried interest allocation previously paid to a Private Markets Investment Fund manager may be returned to the Private Markets Investment Fund.
The Sub-Adviser has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser and will be responsible for the day-to-day management of each Fund’s assets. The Sub-Adviser will provide ongoing research, recommendations, and portfolio management regarding each Fund’s investment portfolio.
In consideration of its sub-advisory services, the Adviser pays the Sub-Adviser a portion of the advisory fee paid to the Adviser by the Master Fund. After the initial two-year term, the Sub-Advisory Agreement may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of a Fund, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees who are not parties thereto or interested persons of any such party, cast at a meeting called for the purpose of voting on such approval.
The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Sub-Advisory Agreement, and is terminable without penalty on 60 days’ notice by the Adviser or by the Sub-Adviser.
Administrator, Custodian and Transfer Agent
SEI Investments Global Funds Services (the “Administrator”) serves as the Master Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Master Fund’s assets under management, subject to a minimum annual fee.
10

Delaware Wilshire Private Markets Master Fund
Notes to Financial Statements
March 31, 2021

US Bank (the “Custodian”) serves as the Master Fund’s Custodian pursuant to a custody agreement.
DST Asset Manager Solutions, Inc (the “Transfer Agent”) serves as the Master Fund’s Transfer Agent pursuant to a transfer agency agreement.
4. Purchase, Exchange and Repurchase of Shares
The Feeder Funds and the Master Fund are part of a "master-feeder" structure. While it currently has no intention to do so, the Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Sub-Adviser, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because each feeder fund may be subject to different investment minimums, feeder-specific expenses and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the Feeder Funds. In addition, because each Feeder Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than investors in a Feeder Fund. If other investors in the Master Fund, including other investment vehicles that are managed or sponsored by the Sub-Adviser or an affiliate thereof, request to have their Master Fund Shares repurchased, this may reduce the amount of a Feeder Fund's Master Fund Shares that may be repurchased by the Master Fund and, therefore, the amount of Feeder Fund Shares that may be repurchased by a Feeder Fund.
5. Indemnifications
In the normal course of business the Master Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Master Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund’s. Based on experience, the Adviser is of the view that the risk of loss to the Master Fund in connection with the Master Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Master Fund.
6. Purchases and Sales
For the period ended March 31, 2021, the Master Fund made purchases of $14,735,522 and sales of $— of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.
7. Federal Income Taxes
It is the Master Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Master Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Master Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Master Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Master Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Master Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Master Fund has adopted September 30 as its tax year end.

If the Master Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Master Fund were ineligible to or otherwise were not to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Master Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”(“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2021 for federal income tax purposes or in, the Master Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future.  The Tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets, Liabilities and
11

Delaware Wilshire Private Markets Master Fund
Notes to Financial Statements
March 31, 2021

Shareholders’ Capital due to temporary book/tax differences primarily from partnership investments.  These amounts will be finalized before filing the Master Fund’s federal income tax return.
At March 31, 2021, gross unrealized appreciation and depreciation of investments and short-term investments, based on cost for federal income tax purposes were as follows:
Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$21,490,608	$2,713,003	$—	$2,713,003
8. Risks
General Economic and Market Risk. Through its portfolio investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies.
Non-Diversification Risk. The private markets investment funds in which the Master Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the private markets investment funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the Master Fund may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.
Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. Certain private markets investment funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent private markets investment funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the private markets investment funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.
Illiquidity of Investments Risk. An investor’s participation in a Feeder Fund requires a long-term commitment, with no certainty of return. The Master Fund’s investments will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale.
Timing of Investment Risk. The Master Fund’s portfolio investments may consist of primary fund investments and secondary fund investments. Returns on primary fund investments may take longer to realize than returns on secondary fund investments. The Master Fund also may be able to purchase secondary fund investments at a discount, whereas investments in primary fund investments generally are not available at a discount.
Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in primary fund investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in secondary fund investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling portfolio investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in portfolio investments.
New Fund Risk. Because the Master Fund is new, investors in the Master Fund bear the risk that the Master Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Master Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
Epidemic Risk. In late 2019 and early 2020, a novel coronavirus (“COVID-19”), declared a pandemic by the World Health Organization, emerged in China and spread rapidly across the world. This ongoing spread of COVID-19 has led, and for an unknown period of time will continue to lead, to disruptions in local, regional, national and global markets and economies.

12

Delaware Wilshire Private Markets Master Fund
Notes to Financial Statements
March 31, 2021

Quarantines and travel restrictions have disrupted supply chains and adversely impacted many industries, including but not limited to retail, transportation, hospitality, energy and entertainment. These developments may adversely impact certain companies in which the Master Fund may invest and the value of the Master Fund’s investments therein. In addition, although not expected, disruptions to the operations of the Adviser, Sub-Adviser or the Master Fund’s service providers, (including through quarantine measures and travel restrictions imposed on personnel located in affected locations, or any related health issues of such personnel) could nonetheless occur. Any of the foregoing events could materially and adversely affect the Adviser’s and the Sub-Adviser’s ability to source, manage and divest investments on behalf of the Master Fund and pursue the Master Fund’s investment objective and strategies. The duration and effects of the COVID-19 pandemic cannot be determined at this time and may be present for an extended period of time.
A full listing of risks associated with investing in the Master Fund is included in the Master Fund’s prospectus and the statement of additional information.
9. Concentration of Shareholders:
At March 31, 2021, 100% of Institutional Class Shares total shares outstanding were held by one record shareholder, owning 10% or greater of the aggregate total shares outstanding.
In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Master Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.
10. Subsequent Events
The Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2021.

13

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware Wilshire Private Markets Master Fund and Shareholders of Delaware Wilshire Private Markets Master Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Wilshire Private Markets Master Fund (the "Fund") as of March 31, 2021, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 28, 2020 (commencement of operations) through March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, and the results of its operations, changes in its net assets, and the financial highlights for the period October 28, 2020 (commencement of operations) through March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and portfolio company investees. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
May 27, 2021

We have served as the auditor of one or more investment companies in Macquarie Investment Management Business Trust since 2010.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA  19103-7045
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

14

Delaware Wilshire Private Markets Master Fund
Trustees and Officers of the Funds
March 31, 2021 (Unaudited)

Trustees and Officers of the Funds. Set forth below are the names, years of birth, position with the Funds and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee or officer of the Funds. There is no stated term of office for the Trustees and officers of the Funds. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Funds; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee or officer is, as applicable, Delaware Wilshire Private Markets Fund or Delaware Wilshire Private Markets Tender Fund, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INTERESTED TRUSTEES
William M. Doran (Born: 1940)	Chairman of Board of Trustees (since 2020)[1]
Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Funds, SEI Investments, SIMC, the Administrator and SEI Investments Distribution Co. Secretary of SEI Investments since 1978.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments-Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments - Unit Trust Management (UK) Limited and SEI Investments Co. Director of SEI Investments Distribution Co.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

INDEPENDENT TRUSTEES
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2020)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
Current Directorships: Trustee of City National Rochdale Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust and Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Thomas P. Lemke (Born: 1954)	Trustee (since 2020)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, JP Morgan Active Exchange-Traded Funds (33 Portfolios) and Symmetry Panoramic Trust (8 Portfolios). Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

1
Mr. Doran may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of a material business or professional relationship with the principal executive officer of the Funds.

15

Delaware Wilshire Private Markets Master Fund
Trustees and Officers of the Funds
March 31, 2021 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INDEPENDENT TRUSTEES (continued)
Jay C. Nadel (Born: 1958)	Trustee (since 2020)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust and Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Randall S. Yanker (Born: 1960)	Trustee (since 2020)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust. Independent Non-Executive Director of HFA Holdings Limited and Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

OFFICERS
Michael Beattie (Born: 1965)	President (since 2020)	Director of Client Service, SEI Investments Company, since 2004.	None.
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2020)
Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.
None.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2020)	Fund Accounting Manager, SEI Investments, since 2000.	None.

16

Delaware Wilshire Private Markets Master Fund
Trustees and Officers of the Funds
March 31, 2021 (Unaudited)
Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
OFFICERS (continued)
Russell Emery (Born: 1962)	Chief Compliance Officer (since 2020)
Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, the Funds, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.
None.
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.	None.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2020)
Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
None.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.	None.
Robert Morrow (Born: 1968)	Vice President (since 2020)	Account Manager, SEI Investments, since 2007.	None.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.	None.
Bridget E. Sudall (Born: 1980)	Privacy Officer (since 2020) Anti-Money Laundering Officer (since 2020)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.	None.

17

Delaware Wilshire Private Markets Master Fund
Disclosure of Fund Expenses
March 31, 2021 (Unaudited)
As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and acquired fund fees. It is important for you to understand the impact of these costs on your investment returns.
The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 28, 2020 to March 31, 2021) (unless otherwise noted below).
The table below illustrates your Fund’s costs in two ways:
Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning	Ending
	Account	Account	Annualized
	Value	Value	Expense	Expenses Paid
	10/28/20	3/31/21	Ratios	During Period
Delaware Wilshire Private Markets Master Fund
Actual Fund Return	$1,000	$1,137.00	5.45%	$24.74	*
Hypothetical 5% Return	$1,000	$997.75	5.45%	$27.15	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 155/365 (to reflect the period since inception to period end).

**	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

18

Delaware Wilshire Private Markets Master Fund
Board Consideration in Approving the Advisory Agreement
March 31, 2021 (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund (each, a “Trust” and together, the “Trusts”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
A Board meeting was held via videoconference on March 19, 2020 to decide whether to approve the Agreements for initial two-year terms (the “March Meeting”). The March Meeting was held via videoconference in reliance on relief provided in an order issued by the Securities and Exchange Commission on March 13, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the March Meeting, the Trustees requested that Delaware Management Company, a series of Macquarie Investment Management Business Trust (the “Adviser”) and Wilshire Advisors LLC (the “Sub-Adviser”) furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the March Meeting, to help them decide whether to approve the Agreements for initial two-year terms.
Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fee to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objective and strategy; and (x) the Adviser’s rationale for recommending the Sub-Adviser.
Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the March Meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.
At the March Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.
Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Adviser
In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Funds. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser and the Sub-Adviser to the Funds.
The Trustees also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser such as monitoring adherence to the Funds’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser would be satisfactory.

19

Delaware Wilshire Private Markets Master Fund
Board Consideration in Approving the Advisory Agreement
March 31, 2021 (Unaudited)

Costs of Advisory Services
In considering the advisory fee payable by the Funds to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Trustees also considered that the Adviser, not the Funds, would pay the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to enter into an expense limitation and fee waiver arrangement with the Funds.
Investment Performance, Profitability and Economies of Scale
Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreements.
Approval of the Agreements
Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

20

This information must be preceded or accompanied by a current prospectus for the Funds.

DWP-AR-001-0100

Item 2.    Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.    Audit Committee Financial Expert.

(a)(1)  The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent”, as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.    Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to Delaware Wilshire Private Markets Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$45,000(1)	None	None	N/A	N/A	N/A
(b)	Audit-Related Fees	None	None	None	N/A	N/A	N/A
(c)	Tax Fees	$52,000(2)	None	None	N/A	N/A	N/A
(d)	All Other Fees	None	None	$8,455,000	N/A	N/A	N/A

Notes:
(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Review of income tax returns, review of annual excise distribution calculations, and review of income tax calculations.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)   require specific pre-approval;

(2)   are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)   have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO.  The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.  The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy.  In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended March 31st were $8,455,000 and N/A for 2021 and 2020, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund has adopted the following procedures regarding this matter:

1. Proxy Voting Responsibility – The Fund has delegated proxy voting responsibility to the [Sub-Adviser]. The [Sub-Adviser’s} proxy voting policies and procedures are included in [Annex A] to the Fund’s SAI.
2. Compliance Responsibility – The Adviser is responsible for monitoring compliance with its policy and procedures. The Fund’s administrator is responsible for filing Form N-PX with the SEC pursuant to Rule 30b1-4 under the 1940 Act.
3. Disclosure - The Fund’s administrator and counsel are responsible for ensuring that appropriate disclosure is made in the Fund’s prospectus and SAI.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)

	Title	Years with Wilshire	Years of PMs experience
Ilona Brom	Managing Director	17	25
William van Eesteren	Managing Director	19	27
Marc Friedberg	Managing Director	21	23
Mark Perry	Managing Director	8	12

(a)(2)

Other Accounts. In addition to the Funds, Ms. Brom and Messrs. Van Eesteren, Friedberg and Perry may also be responsible for the day-to-day advisement of certain other accounts, as indicated by the following table (“Other Accounts”). The information below is provided as of March 31, 2021, and excludes accounts where they have advisory but not discretionary authority.

Name	Registered Investment Companies		Other Pooled Investment Vehicles[1]		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets
Ilona Brom	0	$0	54[2]	$3,971.0	0	$0
William van Eesteren	0	$0	54[2]	$3,971.0	0	$0
Marc Friedberg	0	$0	54[2]	$3,971.0	0	$0
Mark Perry	0	$0	54[2]	$3,971.0	0	$0

1  Portfolio management responsibilities are shared amongst senior investment professionals.
2  Includes 36 accounts with assets under management of $2,307.6 million that are subject to a performance-based advisory fee.

Conflicts of Interests.

The Funds’ strategy, objectives and investments will overlap with Wilshire-advised funds and accounts. In addition, certain Wilshire employees face conflicts managing their time and commitments and in making allocation decisions regarding investment opportunities to clients, including the Funds. As well, the use of performance-based fees in certain funds and accounts represents an incentive to favor such accounts.

Wilshire uses reasonable efforts to ensure fairness and transparency in the allocation of investments with limited capacity in primary partnerships, secondary partnerships and direct portfolio companies. Wilshire has designed an allocation process and policy to be clear and objective with the intent of limiting subjective judgment. Accordingly, when allocating any particular investment opportunity among the Funds and other Wilshire-advised funds and accounts, Wilshire takes into account relevant factors, such as: (1) a client’s investment objectives and model portfolio guidelines and targets, including minimum and maximum investment size requirements, (2) the composition of a client’s portfolio, (3) the nature of any requirements or constraints placed on an investment opportunity (e.g., conditions imposed by a GP of an underlying fund), (4) the amount of capital available for investment by a client, (5) a clients’ liquidity, (6) tax implications and other relevant legal, contractual or regulatory considerations, (7) the availability of other suitable investments for a client, and (8) any other relevant limitations imposed by or set forth in the applicable offering and organizational documents of the client. There can be no assurance that the factors set forth above will result in a client, including the Funds, participating in all investment opportunities that fall within its investment objectives. In fact, until each Fund has obtained co-investment exemptive relief, only those investment opportunities that are not determined to be appropriate for other Wilshire advised funds/separate accounts will be made available to the Fund.

(a)(3)

Wilshire’s compensation plan contains three elements: base salary, bonus, and carried interest (only available to senior members, including the portfolio managers responsible for this Fund).  Base salary is consistent with industry standards for each individual’s level, adjusted based on merit, and reviewed annually. Discretionary bonuses paid to employees are reflective of the Company’s performance and each employee’s participation in such performance, and/or to reward an employee for their positive performance.

(a)(4)

N/A

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.   Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.  Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b)  Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
The Delaware Wilshire Private Markets Fund

By (Signature and Title)

Date:  June 9, 2021
/s/ Michael Beattie
Michael Beattie,
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

Date:  June 9, 2021
/s/ Michael Beattie
Michael Beattie,
President

By (Signature and Title)

Date:  June 9, 2021
/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO